[SHIP] [VANGUARD LOGO]
                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                    610-669-1538
                                                      Judy_L_Gaines@vanguard.com



May 1, 2006



U.S. Securities and Exchange Commission
450 Fifth Street,
N.W., Fifth Floor
Washington, D.C. 20549


RE:      VANGUARD MUNICIPAL BOND FUNDS
         FILE NO. 2-57689

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Funds' Prospectus and Statement of Additional Information do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,



Judith L. Gaines
Associate Counsel
Securities Regulation, Legal Department